Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 87.3%
Communication Services 3.8%
Diversified Telecommunication Services 2.2%
IDT Corp. "B"*	135,000	3,489,750
Iridium Communications, Inc.	150,000	9,318,000
Liberty Latin America Ltd. "C"*	51,111	440,577
		13,248,327
Interactive Media & Services 0.8%
Ziff Davis, Inc.*	65,000	4,553,900
Media 0.8%
Thryv Holdings, Inc.*	185,000	4,551,000
Consumer Discretionary 7.1%
Automobile Components 0.4%
Linamar Corp.	50,000	2,627,666
Diversified Consumer Services 2.7%
Stride, Inc.*	425,000	15,822,750
Hotels, Restaurants & Leisure 1.7%
International Game Technology PLC	175,000	5,580,750
Papa John's International, Inc.	55,000	4,060,650
		9,641,400
Household Durables 1.8%
Installed Building Products, Inc.	55,000	7,708,800
LGI Homes, Inc.*	20,000	2,697,800
		10,406,600
Specialty Retail 0.5%
Camping World Holdings, Inc. "A"	100,000	3,010,000
Consumer Staples 4.0%
Consumer Staples Distribution & Retail 2.0%
Sprouts Farmers Market, Inc.*	300,000	11,019,000
The Andersons, Inc.	14,231	656,761
		11,675,761
Food Products 1.0%
Cal-Maine Foods, Inc.	75,000	3,375,000
Post Holdings, Inc.*	30,000	2,599,500
		5,974,500
Personal Care Products 0.5%
Medifast, Inc.	34,000	3,133,440
Tobacco 0.5%
Vector Group Ltd.	200,000	2,562,000

Energy 9.7%
Energy Equipment & Services 0.9%
Liberty Energy, Inc.	150,000	2,005,500
Noble Corp. PLC*	75,000	3,098,250
		5,103,750
Oil, Gas & Consumable Fuels 8.8%
Antero Resources Corp.*	250,000	5,757,500
Arch Resources, Inc.	50,000	5,638,000
California Resources Corp.	110,000	4,981,900
Civitas Resources, Inc.	45,000	3,121,650
Crescent Energy Co. "A" (a)	650,000	6,773,000
Kosmos Energy Ltd.*	500,000	2,995,000
Northern Oil and Gas, Inc.	100,000	3,432,000
PBF Energy, Inc. "A"	235,000	9,620,900
PDC Energy, Inc.	28,002	1,992,062
Peabody Energy Corp.	325,000	7,039,500
		51,351,512
Financials 13.0%
Banks 4.4%
Cadence Bank	172,500	3,387,900
First BanCorp.	475,000	5,804,500
Hancock Whitney Corp.	50,000	1,919,000
OFG Bancorp.	340,000	8,867,200
The Bancorp, Inc.*	116,182	3,793,342
UMB Financial Corp.	35,000	2,131,500
		25,903,442
Capital Markets 1.3%
Avantax, Inc.*	227,871	5,099,753
Moelis & Co. "A"	50,000	2,267,000
		7,366,753
Financial Services 6.2%
Cantaloupe, Inc.*	1,750,000	13,930,000
Essent Group Ltd.	170,000	7,956,000
EVERTEC, Inc.	220,000	8,102,600
Walker & Dunlop, Inc.	75,000	5,931,750
		35,920,350
Insurance 1.1%
Selective Insurance Group, Inc.	65,000	6,236,750
Health Care 15.0%
Biotechnology 0.5%
BioAtla, Inc.*	250,000	750,000
Travere Therapeutics, Inc.*	130,000	1,996,800
		2,746,800
Health Care Equipment & Supplies 2.1%
Beyond Air, Inc.*	400,000	1,704,000
Lantheus Holdings, Inc.*	120,000	10,070,400
OraSure Technologies, Inc.*	150,000	751,500
		12,525,900
Health Care Providers & Services 8.8%
AMN Healthcare Services, Inc.*	50,000	5,456,000
Brookdale Senior Living, Inc.*	800,000	3,376,000
Cross Country Healthcare, Inc.*	700,000	19,656,000

ModivCare, Inc.*	36,032	1,629,007
Molina Healthcare, Inc.*	18,000	5,422,320
Option Care Health, Inc.*	180,000	5,848,200
Owens & Minor, Inc.*	130,000	2,475,200
RadNet, Inc.*	225,000	7,339,500
		51,202,227
Life Sciences Tools & Services 1.2%
Azenta, Inc.*	100,000	4,668,000
OmniAb, Inc.*	425,000	2,137,750
		6,805,750
Pharmaceuticals 2.4%
Avadel Pharmaceuticals PLC (ADR)* (a)	225,000	3,708,000
Axsome Therapeutics, Inc.* (a)	40,000	2,874,400
Ligand Pharmaceuticals, Inc.*	60,000	4,326,000
Pacira BioSciences, Inc.*	70,000	2,804,900
		13,713,300
Industrials 14.1%
Aerospace & Defense 0.7%
Ducommun, Inc.*	95,000	4,139,150
Building Products 3.7%
AZEK Co., Inc.*	200,000	6,058,000
Builders FirstSource, Inc.*	115,000	15,640,000
		21,698,000
Commercial Services & Supplies 0.5%
The Brink's Co.	39,000	2,645,370
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	25,000	998,500
Thermon Group Holdings, Inc.*	100,000	2,660,000
		3,658,500
Professional Services 1.1%
CBIZ, Inc.*	59,145	3,151,245
Mistras Group, Inc.*	156,100	1,205,092
Planet Labs PBC*	700,000	2,254,000
		6,610,337
Trading Companies & Distributors 7.5%
H&E Equipment Services, Inc.	110,000	5,032,500
Rush Enterprises, Inc. "A"	175,000	10,629,500
Titan Machinery, Inc.*	200,000	5,900,000
Veritiv Corp.	174,767	21,952,483
		43,514,483
Information Technology 5.5%
Communications Equipment 1.0%
Calix, Inc.*	120,000	5,989,200
Electronic Equipment, Instruments & Components 0.2%
Benchmark Electronics, Inc.	44,075	1,138,457
Semiconductors & Semiconductor Equipment 1.3%
Kulicke & Soffa Industries, Inc.	125,000	7,431,250

Software 3.0%
Agilysys, Inc.*	100,000	6,864,000
Box, Inc. "A"*	225,000	6,610,500
Consensus Cloud Solutions, Inc.*	26,666	826,646
CoreCard Corp.* (a)	19,005	481,967
Verint Systems, Inc.*	75,000	2,629,500
		17,412,613
Materials 4.4%
Chemicals 0.6%
Huntsman Corp.	100,000	2,702,000
Tronox Holdings PLC	70,000	889,700
		3,591,700
Metals & Mining 3.8%
Alpha Metallurgical Resources, Inc.	67,000	11,012,120
Cleveland-Cliffs, Inc.*	650,000	10,894,000
		21,906,120
Real Estate 4.8%
Health Care REITs 0.4%
Community Healthcare Trust, Inc.	65,000	2,146,300
Residential REITs 0.9%
Veris Residential, Inc. *	343,847	5,518,744
Retail REITs 1.2%
Phillips Edison & Co., Inc.	200,000	6,816,000
Specialized REITs 2.3%
Farmland Partners, Inc. (a)	600,000	7,326,000
Four Corners Property Trust, Inc.	150,000	3,810,000
PotlatchDeltic Corp.	46,000	2,431,100
		13,567,100
Utilities 5.9%
Electric Utilities 5.3%
ALLETE, Inc.	60,000	3,478,200
IDACORP, Inc.	100,000	10,260,000
PNM Resources, Inc.	250,000	11,275,000
Portland General Electric Co.	120,000	5,619,600
		30,632,800
Independent Power & Renewable Electricity Producers 0.6%
Ormat Technologies, Inc.	45,000	3,620,700
Total Common Stocks (Cost $366,505,663)		508,120,702

Other Investments 0.0%
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
ION Geophysical Corp. Escrow* (b)	1,133,000	75,911

Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $888,455)		75,911

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 1.6%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $180.0	4,000 400,000	2,212,000
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $170.0	3,000 300,000	987,000
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $190.0	3,000 300,000	2,577,000
iShares Russell 2000 ETF, Expiration Date 1/19/2024, Strike Price $180.0	5,500 550,000	3,382,500
Total Put Options Purchased (Cost $20,668,339)		9,158,500

	Shares	Value ($)

Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e) (Cost $15,994,550)	15,994,550	15,994,550

Cash Equivalents 11.9%
DWS Central Cash Management Government Fund, 5.13% (d) (Cost $69,225,098)	69,225,098	69,225,098

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $473,282,105)	103.5	602,574,761
Other Assets and Liabilities, Net	(3.5)	(20,625,861)
Net Assets	100.0	581,948,900
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e)
12,818,779	3,175,771 (f)	—	—	—	102,299	—	15,994,550	15,994,550
Cash Equivalents 11.9%
DWS Central Cash Management Government Fund, 5.13% (d)
42,283,024	155,731,450	128,789,376	—	—	2,110,101	—	69,225,098	69,225,098
55,101,803	158,907,221	128,789,376	—	—	2,212,400	—	85,219,648	85,219,648

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $15,547,030, which is 2.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$508,120,702	$—	$—	$508,120,702
Other Investments (a)	—	—	75,911	75,911
Put Options Purchased	9,158,500	—	—	9,158,500
Short-Term Investments (a)	85,219,648	—	—	85,219,648
Total	$602,498,850	$—	$75,911	$602,574,761

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	(11,509,839)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH3
R-080548-2 (1/25)